Commitments and Contingencies - Narrative (Details) $ in Millions			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2019 USD ($)	Jul. 30, 2019 business	Dec. 31, 2019 USD ($) business	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Loss Contingencies [Line Items]
Number of wholly owned businesses spun out from the corporate structure | business		2	2
Tax expense incurred upon reorganization transaction			$ (255.8)
Operating lease agreement, rent payment			$ 3.5	$ 2.7	$ 10.2	$ 8.2	$ 11.3	$ 8.7	$ 8.7
Compuware Corporation
Loss Contingencies [Line Items]
Payment for estimated tax liability	$ 265.0